Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets (liabilities):
Accounts receivable	$ 43,000	$ (2,197,000)
Accrual to cash	(48,850,000)	(42,420,000)
Accrued liabilities	17,407,000	14,683,000
Credit carryforwards	381,000	2,295,000
Net operating loss carryforwards	7,451,000	51,867,000
Net current deferred tax (liabilities) assets	(23,568,000)	24,228,000
Long-term deferred tax (liabilities) assets:
Intangible assets	(186,685,000)	(178,773,000)
Insurance and other long-term liabilities	50,560,000	43,754,000
Excess of tax over book depreciation	(43,975,000)	(48,544,000)
Net operating loss carryforwards	31,653,000	40,582,000
Credit carryforwards	2,048,000
Valuation allowance	(10,362,000)	(8,327,000)
Net long-term deferred tax liabilities	(156,761,000)	(151,308,000)
Net deferred tax liabilities	(180,329,000)	(127,080,000)
Increase in deferred tax liabilities	53,200,000
Increase in valuation allowance	$ 2,100,000